USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Nickel Futures LN, June contracts	6	$618,232	Jun-26	$(3,137)	(0.1)%
LME Zinc Futures LX, June contracts	5	418,509	Jun-26	(13,134)	(0.2)%
SGX IODEX IO Futures, June contracts	33	326,040	Jun-26	19,041	0.3%
ICE ECX EMISSION Futures MO, December contracts	7	715,115	Dec-26	(121,036)	(2.2)%
	51	2,077,896		(118,266)	(2.2)%
United States Contracts(a)
COMEX Micro Copper Futures MH, May contracts	3	44,563	Apr-26	(2,458)	(0.0	)%(b)
COMEX Cobalt Fastmarket Futures CV, May contracts	4	594,050	May-26	(32,650)	(0.6)%
COMEX Micro Silver Futures SI, May contracts	2	155,245	May-26	(5,407)	(0.1)%
COMEX Silver Futures SI, May contracts	1	387,485	May-26	(12,890)	(0.2)%
COMEX Aluminum Futures AL, June contracts	12	926,475	Jun-26	90,450	1.6%
COMEX Cobalt Fastmarket Futures CV, June contracts	14	802,482	Jun-26	(16,049)	(0.3)%
COMEX Lithium Carbonate CIF CJK Fastmarket Futures LJ, June contracts	13	248,040	Jun-26	19,760	0.4%
COMEX Lithium LiOH Futures LF, June contracts	55	1,021,900	Jun-26	116,600	2.1%
California Carbon Allowance Vintage Futures, December contracts	7	229,140	Dec-26	(27,050)	(0.5)%
	111	4,409,380		130,306	2.4%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
United States Contracts(a) (continued)
Open Commodity Futures Contracts - Short
Foreign Contracts(a),(c)
LME Zinc Futures LX, June contracts	1	$(80,709)	Jun-26	$(366)	(0.0	)%(b)
	1	(80,709)		(366)	(0.0	)%(b)
Total Open Commodity Futures Contracts(d)	163	$6,406,567		$11,674	0.2%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 3.66%, 6/02/2026	$3,500,000	$3,478,481	62.2%
(Cost $3,478,481)		$3,478,481	62.2%
Total Investments
(Cost $3,478,481)		$3,478,481	62.2%
Other Assets in Excess of Liabilities		2,112,030	37.8%
Total Net Assets		$5,590,511	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(d)	Collateral amounted to $906,253 on open Commodity Futures Contracts.

Summary of Portfolio Holdings by Country^
United States	100.0%
100.0%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Government	62.2%
Commodity Derivatives	0.2%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.